Contract Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Contract Liabilities [Abstract]
Schedule of Movement in Contract Liabilities

Movement in contract liabilities, consistent of the following:

	As of March 31,
	2023	2024	2024
	HKD	HKD	US$
At the beginning	–	1,705,854	217,975
Receipt from the clients	3,281,374	1,288,856	164,691
Revenue recognized during the year	(1,575,520)	(1,986,295)	(253,810)
At the end	1,705,854	1,008,415	128,856